UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-06235

The U.S. Treasury Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The U.S. Treasury Money Fund of AmericaSM
Investment portfolio

December 31, 2008
unaudited

Short-term securities — 98.80%	Yield at acquisition	Principal amount (000)	Value (000)

U.S. TREASURIES — 82.36%
U.S. Treasury Bills 1/2/2009	0.64% – 1.14%	$191,450	$191,446
U.S. Treasury Bills 1/8/2009	0.53 – 1.32	732,900	732,870
U.S. Treasury Bills 1/15/2009	0.51 – 0.80	567,500	567,478
U.S. Treasury Bills 1/22/2009	0.32 – 1.05	348,100	348,096
U.S. Treasury Bills 1/29/2009	0.08 – 1.10	262,600	262,595
U.S. Treasury Bills 2/5/2009	0.17	100,000	99,999
U.S. Treasury Bills 2/12/2009	0.18 – 0.25	162,800	162,794
U.S. Treasury Bills 2/19/2009	0.20 – 0.98	397,800	397,794
U.S. Treasury Bills 2/26/2009	0.17	100,000	99,996
U.S. Treasury Bills 3/5/2009	0.15	100,000	99,985
U.S. Treasury Bills 4/2/2009	0.41 – 0.88	167,500	167,500
U.S. Treasury Bills 4/16/2009	0.23 – 1.11	191,750	191,702
U.S. Treasury Bills 4/23/2009	0.34	106,000	105,979
U.S. Treasury Bills 4/29/2009	0.21 – 0.44	300,460	300,460
U.S. Treasury Bills 6/4/2009	0.27 – 0.41	260,000	259,888
U.S. Treasury Bills 6/18/2009	0.21	100,000	99,936
U.S. Treasury Bills 7/2/2009	0.29 – 0.49	452,700	452,103
U.S. Treasury Bond 4.875% 1/31/2009		163,500	164,107
U.S. Treasury Note 4.50% 4/30/2009		79,100	80,226
			4,784,954

FEDERAL AGENCY DISCOUNT NOTES — 16.44%
International Bank for Reconstruction and Development 1/22/2009	0.15	35,000	34,997
International Bank for Reconstruction and Development 3/16/2009	0.25	50,000	49,970
International Bank for Reconstruction and Development 3/17/2009	0.18 – 0.25	125,000	124,925
International Bank for Reconstruction and Development 3/18/2009	0.25	50,000	49,970
International Bank for Reconstruction and Development 3/19/2009	0.25	50,000	49,969
International Bank for Reconstruction and Development 3/20/2009	0.25	50,000	49,968
Freddie Mac 2/3/2009	0.15	200,000	199,972
Freddie Mac 2/12/2009	0.13	100,000	99,984
Freddie Mac 6/5/2009	0.50	25,000	24,951
Fannie Mae 2/18/2009	0.20	100,000	99,973
Fannie Mae 4/15/2009	0.26	100,000	99,899
Federal Home Loan Bank 2/25/2009	0.10	51,700	51,681
Federal Home Loan Bank 3/10/2009	0.25	2,900	2,898
Federal Home Loan Bank 4/20/2009	0.17	16,000	15,983
			955,140

Total investment securities (cost: $5,737,425,000)			5,740,094
Other assets less liabilities			69,975

Net assets			$5,810,069

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on October 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At December 31, 2008, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$2,750
Gross unrealized depreciation on investment securities	(81)
Net unrealized appreciation on investment securities	2,669
Cost of investment securities for federal income tax purposes	5,737,425

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: February 27, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 27, 2009